CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
CONSOLIDATED STATEMENTS OF CASH FLOWS
Acquisition of subsidiaries, cash acquired	¥ 41,413	¥ 185,106	¥ 60,155
Disposal of a subsidiary, net cash disposed	¥ 6,192	¥ 0	9,034
Follow-on offering cost paid			¥ 5,996